Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1]	$ 227,764	$ 179,139	$ 93,549	$ 32,199	$ 532,651
Dead Sea [Member]
Total	[1],[2],[3]	175,001	157,880	47,351	27,340	407,572
Rotem Mines [Member]
Total	[1],[2],[3]	11,715	12,130	36,241		60,086
Boulby [Member]
Total	[1],[2],[3]	9,799	3,545			13,344
Cabanassas [Member]
Total	[1],[2],[3]	8,056	423	1,305	$ 4,859	14,643
Haikou [Member]
Total	[1],[2],[3]	$ 23,193	$ 5,161	$ 8,652		$ 37,006

[1]	All payments are reported in U.S. dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem Mines and Haikou: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.